Taxation (Reconciliation Between Statutory and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxation
Statutory income tax rates (as a percent)	(25.00%)	25.00%	25.00%	25.00%
Effect of preferential tax (as a percent)	(65.00%)	(5.00%)	(14.00%)
Change in valuation allowance (as a percent)	161.00%	(10.00%)	19.00%
Permanent differences (as a percent)	59.00%	7.00%	3.00%
Effect of withholding tax (as a percent)	0.00%	0.00%	2.00%
Effect on tax rates in different tax jurisdiction (as a percent)	51.00%	1.00%	(1.00%)
Effective tax rate (as a percent)	181.00%	18.00%	34.00%